FINANCIAL INSTRUMENTS - Disclosure of maturity analysis for lease liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 3,130	$ 232
Bank Loans	9,502
Total	12,632
1 to 5 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	11,781	547
Bank Loans	0
Total	11,781
6 to 10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	12,760	515
Bank Loans	0
Total	12,760
>10 years [Member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	2,620	$ 0
Bank Loans	0
Total	$ 2,620